SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details) € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Nov. 02, 2020 USD ($)	Apr. 17, 2020 EUR (€)	Apr. 17, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Accounting policies
Amortization expense	¥ 16	¥ 39	¥ 31
Long-lived asset impairment loss	¥ 3	35	169
Number of reporting units | item	1
Net revenues	¥ 11,212	10,063	8,229
VAT (as a percent)								6.00%	6.00%	6.00%
Advertising related expenses	99	103	91
Unrestricted government subsidies from local governmental agencies	148	106	55
Unused facility							¥ 2,049
Escrow Deposit										¥ 5,404
Hotel related funds
Accounting policies
Investments in funds		503								507
Equity-method investments | Hotel related funds
Accounting policies
Investments in funds		503								¥ 507
Short-term Investments [Member] | Subsequent Event [Member]
Accounting policies
Short-term investments							¥ 1,539
Term Facility Expiring December 2022
Accounting policies
Long term line of credit					€ 440	$ 500
Line of Credit Facility, Maximum Borrowing Capacity								€ 440	$ 500
Convertible Debt | Subsequent Event [Member]
Accounting policies
Debt Instrument, Face Amount | $				$ 475
Loyalty program
Accounting policies
Net revenues	224	192	160
Land use rights
Accounting policies
Amortization expense	¥ 8	¥ 5	¥ 5
Master brand agreement
Accounting policies
Initial term	70 years
Minimum
Accounting policies
Estimated membership duration	2 years
Lessee, Operating Lease, Term of Contract								10 years	10 years	10 years
Minimum | Land use rights
Accounting policies
Remaining contractual term	30 years
Maximum
Accounting policies
Estimated membership duration	5 years
Lessee, Operating Lease, Term of Contract								20 years	20 years	20 years
Maximum | Land use rights
Accounting policies
Remaining contractual term	50 years